Leases - Cash flows associated with the Company’s operating and finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ (29,920)	$ (29,352)
Operating cash flows from finance leases	(17,537)	(18,265)
Financing cash flows from finance leases	(9,445)	(8,474)
Net cash flows from leasing arrangements	$ (56,902)	$ (56,091)